Quarterly Report
March 31, 2026
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2026
Table of Contents

Page
Schedule of Investments	1
Notes to Schedule of Investments	16

Elfun Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 98.2% †
U.S. Treasuries - 31.1%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,453,000	$946,720
3.00%, 08/15/48 (a)	2,723,000	1,998,001
4.13%, 08/15/53 (a)	146,000	128,069
4.38%, 08/15/43 (a)	2,005,000	1,892,532
4.75%, 08/15/55 (a)	2,896,000	2,821,337
U.S. Treasury Inflation-Indexed Notes
0.13%, 01/15/31 (a)	1,558,127	1,465,005
1.63%, 10/15/29 (a)	2,402,797	2,440,763
1.88%, 01/15/36 (a)	1,640,910	1,621,520
U.S. Treasury Notes
0.75%, 01/31/28 (a)	2,272,000	2,148,993
1.63%, 05/15/31 (a)	828,000	738,473
2.63%, 02/15/29 (a)	1,453,000	1,405,777
3.50%, 10/31/27 - 12/15/28 (a)	4,607,000	4,582,807
3.63%, 12/31/30 (a)	1,056,000	1,041,728
3.88%, 07/31/27 - 08/15/33 (a)	8,156,000	8,137,763
4.00%, 07/31/32 (a)	646,000	642,820
4.13%, 02/15/27 - 07/31/31 (a)	1,367,000	1,372,569
4.25%, 08/15/35 (a)	1,400,000	1,394,969
4.63%, 05/31/31 (a)	827,000	851,552
		35,631,398
Agency Mortgage Backed - 23.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,295,649	2,978,219
4.50%, 06/01/33 - 02/01/35 (a)	1,839	1,850
5.00%, 07/01/35 (a)	31,244	31,803
5.50%, 01/01/38 - 04/01/39 (a)	47,020	48,740
6.00%, 06/01/33 - 11/01/37 (a)	103,763	108,655
7.00%, 01/01/30 - 08/01/36 (a)	21,707	23,160
7.50%, 11/01/29 - 09/01/33 (a)	3,439	3,533
8.00%, 11/01/30 (a)	1,046	1,071
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,601,200	2,188,883
3.50%, 08/01/45 - 01/01/48 (a)	2,557,103	2,388,418
4.00%, 01/01/41 - 01/01/50 (a)	1,366,359	1,312,632
4.50%, 07/01/33 - 12/01/48 (a)	686,791	679,129
5.00%, 03/01/34 - 05/01/39 (a)	67,782	68,923
5.50%, 12/01/32 - 01/01/39 (a)	175,655	181,600
6.00%, 01/01/29 - 05/01/41 (a)	367,261	381,445
6.50%, 08/01/28 - 08/01/36 (a)	15,591	16,318
7.00%, 10/01/32 - 12/01/33 (a)	2,179	2,316
7.50%, 12/01/26 - 03/01/33 (a)	10,049	10,300
8.00%, 09/01/30 - 10/01/31 (a)	281	283
8.50%, 04/01/30 (a)	359	378
	Principal Amount	Fair Value
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	$433	$441
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	2,694,778	2,464,031
3.50%, 08/20/48 (a)	499,375	467,755
4.00%, 01/20/41 - 04/20/43 (a)	430,932	416,258
4.50%, 08/15/33 - 03/20/41 (a)	191,335	190,429
5.00%, 08/15/33 (a)	9,823	9,967
6.00%, 04/15/27 - 04/15/35 (a)	56,669	58,623
6.50%, 04/15/28 - 09/15/36 (a)	22,799	23,655
7.00%, 03/15/28 - 10/15/36 (a)	12,818	13,480
7.50%, 10/15/28 (a)	2,411	2,431
8.00%, 09/15/27 - 06/15/30 (a)	4,846	4,863
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.18%, 05/20/64 (a)(b)(c)	1,567,869	57,033
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/56 (d)	1,652,279	1,329,790
2.50%, 04/01/56 (d)	5,850,047	4,920,276
3.00%, 04/01/56 (d)	3,061,199	2,691,299
6.00%, 04/01/56 (d)	3,799,537	3,871,462
		26,949,449
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	708,594
4.05%, 09/25/28 (a)(b)	300,000	299,344
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	7,557	899
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	38	37
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(b)(c)	397,457	1,137
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	9,356	7,633
4.50%, 08/25/35 - 01/25/36 (a)(c)	16,234	1,914
5.00%, 03/25/38 - 05/25/38 (a)(c)	11,036	1,655
5.50%, 12/25/33 (a)(c)	3,044	431
6.00%, 01/25/35 (a)(c)	11,949	1,788
Federal National Mortgage Association REMICS
1.13%, 12/25/42 (a)(b)(c)	79,289	1,955
5.00%, 02/25/40 - 09/25/40 (a)(c)	9,991	851
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.22%, 07/25/38 (a)(b)(c)	10,702	847
See Notes to Schedule of Investments.

Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.77%, 11/25/41 (a)(b)(c)	$1,086,356	$118,086
		1,145,171
Asset Backed - 1.8%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	22,576	22,387
RCKT Mortgage Trust
4.89%, 11/25/55 (a)(f)(g)	917,146	910,075
4.97%, 11/25/55 (a)(f)(g)	562,165	558,528
Towd Point Mortgage Trust
5.09%, 10/25/65 (a)(f)(g)	563,201	559,979
		2,050,969
Corporate Notes - 27.9%
Abbott Laboratories
3.75%, 11/30/26 (a)	12,000	11,976
4.90%, 11/30/46 (a)	28,000	25,710
AbbVie, Inc.
3.20%, 11/21/29 (a)	37,000	35,618
4.05%, 11/21/39 (a)	18,000	15,797
4.25%, 11/21/49 (a)	30,000	24,328
4.30%, 05/14/36 (a)	17,000	16,064
4.40%, 11/06/42 (a)	16,000	14,042
4.63%, 10/01/42 (a)	3,000	2,694
4.70%, 05/14/45 (a)	3,000	2,674
4.88%, 11/14/48 (a)	2,000	1,793
5.05%, 03/15/34 (a)	116,000	117,747
5.40%, 03/15/54 (a)	20,000	19,091
5.50%, 03/15/64 (a)	23,000	21,917
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	26,000	21,508
AEP Texas, Inc.
3.45%, 05/15/51 (a)	47,000	31,112
5.70%, 05/15/34 (a)	65,000	67,081
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	22,000	20,789
Aircastle Ltd.
4.25%, 06/15/26 (a)	27,000	26,968
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	220,891
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	14,000	11,339
2.95%, 03/15/34 (a)	25,000	21,108
4.70%, 07/01/30 (a)	3,000	2,984
Allstate Corp.
4.20%, 12/15/46 (a)	24,000	19,017
Allstate Corp. (6.85% fixed rate until 04/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (a)(b)	36,000	35,950
Alphabet, Inc.
4.00%, 05/15/30 (a)	22,000	21,842
4.10%, 11/15/30 (a)	111,000	110,207
4.50%, 05/15/35 (a)	57,000	56,051
5.25%, 05/15/55 (a)	29,000	27,367
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	18,000	14,394
4.00%, 02/04/61 (a)	3,000	2,097
4.25%, 08/09/42 (a)	2,000	1,629
4.45%, 05/06/50 (a)	9,000	7,033
	Principal Amount	Fair Value
4.50%, 05/02/43 (a)	$5,000	$4,155
Amazon.com, Inc.
1.50%, 06/03/30 (a)	10,000	8,943
2.50%, 06/03/50 (a)	14,000	8,149
2.70%, 06/03/60 (a)	9,000	4,904
2.88%, 05/12/41 (a)	25,000	18,477
3.15%, 08/22/27 (a)	3,000	2,964
3.25%, 05/12/61 (a)	16,000	9,897
4.05%, 08/22/47 (a)	4,000	3,194
4.25%, 03/13/31 - 08/22/57 (a)	52,000	51,176
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	14,000	12,824
American Honda Finance Corp.
5.85%, 10/04/30 (a)	90,000	93,418
American Tower Corp.
1.50%, 01/31/28 (a)	46,000	43,599
2.90%, 01/15/30 (a)	16,000	15,030
3.70%, 10/15/49 (a)	9,000	6,460
American Water Capital Corp.
2.95%, 09/01/27 (a)	14,000	13,748
5.45%, 03/01/54 (a)	64,000	60,705
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	47,000	44,733
Amgen, Inc.
2.00%, 01/15/32 (a)	29,000	25,090
2.45%, 02/21/30 (a)	5,000	4,647
3.00%, 01/15/52 (a)	18,000	11,584
3.15%, 02/21/40 (a)	32,000	24,863
5.60%, 03/02/43 (a)	27,000	26,645
5.65%, 03/02/53 (a)	25,000	24,197
5.75%, 03/02/63 (a)	23,000	22,105
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	41,000	39,923
4.90%, 02/01/46 (a)	20,000	18,033
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	22,000	21,270
5.55%, 01/23/49 (a)	22,000	21,326
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	29,000	17,615
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	48,000	49,116
Apple, Inc.
2.65%, 02/08/51 (a)	41,000	24,835
2.80%, 02/08/61 (a)	18,000	10,264
3.35%, 02/09/27 (a)	4,000	3,982
4.85%, 05/10/53 (a)	69,000	63,455
Applied Materials, Inc.
4.35%, 04/01/47 (a)	9,000	7,615
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	5,000	4,021
4.65%, 09/13/29 (a)	200,000	203,746
ArcelorMittal SA
6.00%, 06/17/34 (a)	86,000	90,556
6.35%, 06/17/54 (a)	71,000	72,422
6.80%, 11/29/32 (a)	16,000	17,663
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	8,000	7,955
ARES Capital Corp.
2.88%, 06/15/28 (a)	54,000	51,083
See Notes to Schedule of Investments.

2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	$18,000	$12,272
Ascension Health
4.85%, 11/15/53 (a)	30,000	26,698
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	245,000	247,065
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	40,000	38,061
5.00%, 02/26/34 (a)	34,000	34,507
AstraZeneca PLC
3.00%, 05/28/51 (a)	22,000	14,545
4.00%, 01/17/29 (a)	3,000	2,990
4.38%, 08/17/48 (a)	3,000	2,553
AT&T, Inc.
2.75%, 06/01/31 (a)	172,000	157,208
3.55%, 09/15/55 (a)	12,000	7,802
3.65%, 06/01/51 (a)	84,000	57,581
3.85%, 06/01/60 (a)	30,000	20,119
4.35%, 03/01/29 (a)	24,000	24,017
4.50%, 05/15/35 (a)	22,000	20,847
4.55%, 03/09/49 (a)	9,000	7,230
4.75%, 05/15/46 (a)	4,000	3,384
4.85%, 03/01/39 (a)	17,000	15,822
5.40%, 02/15/34 (a)	65,000	66,459
Athene Holding Ltd.
4.13%, 01/12/28 (a)	12,000	11,854
6.15%, 04/03/30 (a)	26,000	26,895
Atmos Energy Corp.
6.20%, 11/15/53 (a)	28,000	29,664
AutoNation, Inc.
5.89%, 03/15/35 (a)	60,000	61,232
Bank of America Corp.
3.25%, 10/21/27 (a)	18,000	17,754
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	57,000	54,209
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	41,000	25,876
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	14,000	13,754
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	38,000	37,708
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	39,000	36,100
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	22,000	16,956
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	18,000	16,303
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	$3,000	$2,988
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	107,000	108,262
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	109,000	111,182
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	94,000	98,391
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	19,000	18,907
BAT Capital Corp.
2.73%, 03/25/31 (a)	24,000	21,921
4.39%, 08/15/37 (a)	16,000	14,539
4.54%, 08/15/47 (a)	4,000	3,239
4.63%, 03/22/33 (a)	166,000	162,424
6.00%, 02/20/34 (a)	39,000	41,195
Baxter International, Inc.
1.92%, 02/01/27 (a)	34,000	33,223
4.90%, 12/15/30 (a)	79,000	77,913
5.65%, 12/15/35 (a)	31,000	30,289
Bayer U.S. Finance LLC
6.38%, 11/21/30 (a)(g)	200,000	210,294
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	5,000	3,142
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	15,000	14,876
4.69%, 12/15/44 (a)	3,000	2,623
5.11%, 02/08/34 (a)	65,000	65,327
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	24,000	23,306
4.25%, 10/15/50 (a)	22,000	17,136
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	53,000	33,290
4.25%, 01/15/49 (a)	9,000	7,378
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	26,000	26,004
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	97,158
Block Financial LLC
2.50%, 07/15/28 (a)	22,000	20,773
3.88%, 08/15/30 (a)	4,000	3,769
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	16,000	16,075
Boeing Co.
2.70%, 02/01/27 (a)	40,000	39,429
2.95%, 02/01/30 (a)	9,000	8,466
3.75%, 02/01/50 (a)	11,000	7,798
5.04%, 05/01/27 (a)	147,000	147,778
5.15%, 05/01/30 (a)	33,000	33,504
5.81%, 05/01/50 (a)	60,000	57,918
Boston Properties LP
3.40%, 06/21/29 (a)	39,000	37,385
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,757
See Notes to Schedule of Investments.

Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	$22,000	$14,175
3.38%, 02/08/61 (a)	29,000	18,738
4.81%, 02/13/33 (a)	38,000	38,122
5.23%, 11/17/34 (a)	124,000	126,486
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	26,000	25,643
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	18,000	15,835
2.35%, 11/13/40 (a)	10,000	6,978
3.55%, 03/15/42 (a)	13,000	10,266
4.13%, 06/15/39 (a)	15,000	13,347
4.25%, 10/26/49 (a)	15,000	12,041
4.35%, 11/15/47 (a)	2,000	1,648
4.55%, 02/20/48 (a)	2,000	1,691
5.20%, 02/22/34 (a)	68,000	69,664
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	33,000	31,669
3.90%, 03/15/27 (a)	4,000	3,978
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	12,000	10,196
3.42%, 04/15/33 (a)	82,000	75,005
4.15%, 11/15/30 (a)	14,000	13,786
4.30%, 11/15/32 (a)	19,000	18,500
4.93%, 05/15/37 (a)(g)	16,000	15,508
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,757
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	17,000	13,621
4.55%, 09/01/44 (a)	24,000	20,925
Campbell's Co.
5.40%, 03/21/34 (a)	102,000	98,881
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	11,000	10,936
4.95%, 06/01/47 (a)	9,000	7,847
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	41,000	40,343
3.10%, 12/02/51 (a)	12,000	7,852
3.50%, 05/01/50 (a)	14,000	9,897
Capital One Financial Corp.
3.75%, 07/28/26 (a)	34,000	33,910
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	37,000	31,884
5.25%, 09/15/35 (a)	14,000	14,004
5.55%, 09/15/40 (a)	25,000	24,727
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	17,000	16,859
Carrier Global Corp.
2.72%, 02/15/30 (a)	18,000	16,821
3.58%, 04/05/50 (a)	15,000	10,722
5.90%, 03/15/34 (a)	45,000	47,496
CBRE Services, Inc.
4.90%, 01/15/33 (a)	145,000	143,215
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	16,000	14,234
3.75%, 02/15/52 (a)	22,000	15,381
Centene Corp.
2.45%, 07/15/28 (a)	303,000	282,145
CGI, Inc.
4.95%, 03/14/30 (a)	149,000	149,587
	Principal Amount	Fair Value
Charles Schwab Corp.
2.45%, 03/03/27 (a)	$194,000	$191,014
2.90%, 03/03/32 (a)	14,000	12,690
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	41,000	37,939
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	75,000	77,048
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	59,000	62,774
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	26,000	18,223
3.70%, 04/01/51 (a)	89,000	55,163
4.80%, 03/01/50 (a)	40,000	29,667
6.55%, 06/01/34 (a)	167,000	173,271
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	60,000	61,821
Chevron Corp.
2.24%, 05/11/30 (a)	5,000	4,617
Chevron USA, Inc.
3.85%, 01/15/28 (a)	30,000	29,898
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	13,000	10,941
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	86,000	76,233
Cigna Group
2.40%, 03/15/30 (a)	14,000	12,934
3.40%, 03/15/50 (a)	4,000	2,735
4.38%, 10/15/28 (a)	3,000	2,998
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	49,000	45,971
5.35%, 02/26/64 (a)	49,000	45,241
5.90%, 02/15/39 (a)	8,000	8,450
Citigroup, Inc.
4.65%, 07/23/48 (a)	39,000	33,021
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	14,000	13,217
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	54,000	53,252
Clorox Co.
1.80%, 05/15/30 (a)	22,000	19,677
CME Group, Inc.
2.65%, 03/15/32 (a)	17,000	15,406
CMS Energy Corp.
4.88%, 03/01/44 (a)	35,000	30,775
Coca-Cola Co.
2.60%, 06/01/50 (a)	18,000	10,913
2.75%, 06/01/60 (a)	12,000	6,861
Comcast Corp.
2.65%, 08/15/62 (a)	14,000	6,897
2.94%, 11/01/56 (a)	19,000	10,549
2.99%, 11/01/63 (a)	14,000	7,425
3.20%, 07/15/36 (a)	17,000	14,252
3.25%, 11/01/39 (a)	22,000	16,939
3.97%, 11/01/47 (a)	20,000	14,726
5.17%, 01/15/37 (a)(g)	15,000	14,611
See Notes to Schedule of Investments.

4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.65%, 06/01/54 (a)	$56,000	$51,659
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,791
ConocoPhillips Co.
5.55%, 03/15/54 (a)	35,000	33,535
5.70%, 09/15/63 (a)	35,000	33,690
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	7,000	6,715
3.88%, 06/15/47 (a)	9,000	6,865
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	39,000	37,312
4.50%, 05/09/47 (a)	15,000	12,219
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	22,000	23,379
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	27,000	23,586
COPT Defense Properties LP
2.00%, 01/15/29 (a)	28,000	26,140
2.75%, 04/15/31 (a)	64,000	57,833
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	77,000	72,223
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	104,000	106,423
5.90%, 02/15/55 (a)	53,000	50,545
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	570,912
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	39,000	37,761
5.11%, 04/03/34 (a)(g)	12,000	12,068
5.42%, 04/03/54 (a)(g)	4,000	3,725
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	30,000	24,910
CVS Health Corp.
3.00%, 08/15/26 (a)	22,000	21,887
3.63%, 04/01/27 (a)	19,000	18,839
3.75%, 04/01/30 (a)	14,000	13,534
4.30%, 03/25/28 (a)	2,000	1,993
4.78%, 03/25/38 (a)	10,000	9,212
5.13%, 07/20/45 (a)	13,000	11,436
5.30%, 06/01/33 - 12/05/43 (a)	119,000	117,694
5.88%, 06/01/53 (a)	5,000	4,733
6.00%, 06/01/63 (a)	4,000	3,787
6.05%, 06/01/54 (a)	17,000	16,490
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	47,000	47,441
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	42,000	43,225
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	155,000	136,434
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	315,610
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	188,978
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	134,838
	Principal Amount	Fair Value
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	$16,000	$15,072
3.25%, 11/15/39 (a)	9,000	7,225
3.40%, 11/15/49 (a)	2,000	1,402
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	22,000	20,415
4.40%, 03/24/51 (a)	9,000	7,179
5.40%, 04/18/34 (a)	82,000	83,290
5.75%, 04/18/54 (a)	30,000	28,408
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	111,000	78,559
Digital Realty Trust LP
3.60%, 07/01/29 (a)	27,000	26,228
Discovery Communications LLC
3.95%, 03/20/28 (a)	12,000	11,757
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (a)	135,000	133,353
4.28%, 03/15/32 (a)	104,000	92,075
5.05%, 03/15/42 (a)	15,000	10,007
5.14%, 03/15/52 (a)	3,000	1,818
Dollar General Corp.
3.50%, 04/03/30 (a)	9,000	8,573
4.13%, 04/03/50 (a)	15,000	11,294
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	32,000	30,583
Dover Corp.
2.95%, 11/04/29 (a)	16,000	15,179
Dow Chemical Co.
2.10%, 11/15/30 (a)	12,000	10,551
3.60%, 11/15/50 (a)	14,000	8,988
5.15%, 02/15/34 (a)	31,000	30,212
5.55%, 11/30/48 (a)	8,000	6,887
6.30%, 03/15/33 (a)	30,000	31,449
DR Horton, Inc.
5.50%, 10/15/35 (a)	39,000	39,580
DTE Energy Co.
2.85%, 10/01/26 (a)	11,000	10,915
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	10,000	7,686
Duke Energy Corp.
2.55%, 06/15/31 (a)	47,000	42,270
3.30%, 06/15/41 (a)	43,000	32,273
3.50%, 06/15/51 (a)	38,000	25,438
3.75%, 09/01/46 (a)	61,000	45,077
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	14,000	11,365
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	1,000	923
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	27,000	26,668
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	39,000	36,679
Eastman Chemical Co.
4.65%, 10/15/44 (a)	18,000	15,083
Eaton Corp.
3.10%, 09/15/27 (a)	6,000	5,915
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	22,000	20,245
Elevance Health, Inc.
2.88%, 09/15/29 (a)	10,000	9,474
3.60%, 03/15/51 (a)	11,000	7,632
3.70%, 09/15/49 (a)	11,000	7,824
5.13%, 02/15/53 (a)	8,000	7,026
See Notes to Schedule of Investments.

Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.65%, 06/15/54 (a)	$22,000	$20,730
6.10%, 10/15/52 (a)	15,000	15,058
Eli Lilly & Co.
5.00%, 02/09/54 (a)	11,000	10,014
5.10%, 02/09/64 (a)	47,000	42,224
Emerson Electric Co.
1.80%, 10/15/27 (a)	12,000	11,602
2.75%, 10/15/50 (a)	13,000	8,009
Enbridge, Inc.
1.60%, 10/04/26 (a)	73,000	72,016
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	41,000	40,945
Energy Transfer LP
5.25%, 07/01/29 (a)	227,000	231,992
5.30%, 04/01/44 - 04/15/47 (a)	30,000	26,642
5.35%, 05/15/45 (a)	25,000	22,326
5.75%, 02/15/33 (a)	45,000	46,799
5.95%, 05/15/54 (a)	16,000	15,018
6.10%, 12/01/28 (a)	63,000	65,490
6.40%, 12/01/30 (a)	26,000	27,785
6.50%, 02/01/42 (a)	15,000	15,612
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	29,000	23,364
4.85%, 01/31/34 (a)	192,000	191,668
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	7,000	6,938
EOG Resources, Inc.
5.10%, 01/15/36 (a)	3,000	2,963
Equinix, Inc.
2.15%, 07/15/30 (a)	27,000	24,269
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	7,781
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	9,000	5,426
Exelon Corp.
4.05%, 04/15/30 (a)	32,000	31,359
4.45%, 04/15/46 (a)	22,000	18,030
4.70%, 04/15/50 (a)	22,000	18,238
5.60%, 03/15/53 (a)	60,000	56,622
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	205,000	205,449
Expedia Group, Inc.
5.40%, 02/15/35 (a)	46,000	45,630
Extra Space Storage LP
2.20%, 10/15/30 (a)	22,000	19,696
3.90%, 04/01/29 (a)	14,000	13,725
5.90%, 01/15/31 (a)	64,000	66,844
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	20,000	14,242
FedEx Corp.
4.10%, 02/01/45 (a)	39,000	30,654
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	29,000	17,733
FirstEnergy Corp.
3.40%, 03/01/50 (a)	29,000	19,375
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	38,000	31,519
	Principal Amount	Fair Value
Fiserv, Inc.
3.50%, 07/01/29 (a)	$5,000	$4,790
4.40%, 07/01/49 (a)	5,000	3,777
Florida Power & Light Co.
4.13%, 02/01/42 (a)	15,000	12,719
Flowserve Corp.
2.80%, 01/15/32 (a)	26,000	22,948
Foundry JV Holdco LLC
5.88%, 01/25/34 (a)(g)	205,000	207,895
Fox Corp.
6.50%, 10/13/33 (a)	65,000	69,720
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	66,000	64,765
General Dynamics Corp.
4.25%, 04/01/50 (a)	13,000	10,866
General Mills, Inc.
3.00%, 02/01/51 (a)	12,000	7,361
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,735
5.40%, 04/01/48 (a)	2,000	1,750
6.80%, 10/01/27 (a)	14,000	14,398
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	17,000	15,146
5.85%, 04/06/30 (a)	217,000	224,690
6.10%, 01/07/34 (a)	99,000	102,804
Genuine Parts Co.
2.75%, 02/01/32 (a)	16,000	13,854
Georgia Power Co.
5.25%, 03/15/34 (a)	263,000	268,704
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	14,000	10,130
2.95%, 03/01/27 (a)	2,000	1,979
4.15%, 03/01/47 (a)	7,000	5,666
4.60%, 09/01/35 (a)	61,000	59,545
5.25%, 10/15/33 (a)	17,000	17,580
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	22,000	21,428
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	8,000	7,163
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	38,000	37,504
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	18,000	15,881
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	15,000	10,569
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	22,000	16,302
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	36,000	27,031
See Notes to Schedule of Investments.

6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	$8,000	$7,890
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	9,000	7,852
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	15,000	14,912
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	26,000	25,964
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	247,632
Halliburton Co.
5.00%, 11/15/45 (a)	8,000	7,093
Hartford Insurance Group, Inc. (6.04% fixed rate until 04/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (a)(b)(g)	25,000	23,894
HCA, Inc.
3.13%, 03/15/27 (a)	119,000	117,498
3.38%, 03/15/29 (a)	33,000	31,961
3.50%, 09/01/30 (a)	18,000	17,092
3.63%, 03/15/32 (a)	16,000	14,860
4.63%, 03/15/52 (a)	35,000	27,856
5.60%, 04/01/34 (a)	55,000	56,162
5.75%, 03/01/35 (a)	44,000	45,239
6.00%, 04/01/54 (a)	20,000	19,318
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	22,000	19,907
3.20%, 06/01/50 (a)(g)	9,000	5,592
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	12,000	10,416
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,054
5.80%, 04/01/47 (a)	2,000	2,016
Highwoods Realty LP
4.13%, 03/15/28 (a)	8,000	7,885
4.20%, 04/15/29 (a)	22,000	21,400
7.65%, 02/01/34 (a)	4,000	4,424
Home Depot, Inc.
2.70%, 04/15/30 (a)	8,000	7,527
3.35%, 04/15/50 (a)	18,000	12,420
3.50%, 09/15/56 (a)	9,000	6,141
3.90%, 06/15/47 (a)	5,000	3,874
4.50%, 12/06/48 (a)	5,000	4,202
4.95%, 06/25/34 - 09/15/52 (a)	34,000	32,955
5.30%, 06/25/54 (a)	9,000	8,421
5.40%, 06/25/64 (a)	39,000	36,585
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (a)(g)	75,000	74,236
Honeywell International, Inc.
1.75%, 09/01/31 (a)	25,000	21,656
2.70%, 08/15/29 (a)	3,000	2,843
Hormel Foods Corp.
1.80%, 06/11/30 (a)	34,000	30,568
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	$200,000	$178,758
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	463,731
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	211,256
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	38,000	35,204
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	97,000	98,447
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	38,000	38,672
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	31,000	29,378
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	199,000	203,107
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	199,398
5.50%, 02/01/30 (a)(g)	489,000	501,489
5.88%, 07/01/34 (a)(g)	233,000	239,818
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	22,000	14,369
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	51,000	52,969
Ingredion, Inc.
3.90%, 06/01/50 (a)	7,000	5,183
Intel Corp.
2.00%, 08/12/31 (a)	29,000	25,111
2.80%, 08/12/41 (a)	33,000	22,636
3.10%, 02/15/60 (a)	12,000	6,602
5.63%, 02/10/43 (a)	9,000	8,514
5.70%, 02/10/53 (a)	9,000	8,280
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	8,000	5,792
Intuit, Inc.
5.50%, 09/15/53 (a)	35,000	32,191
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	53,000	49,547
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	73,000	75,949
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33 (a)	16,000	16,516
5.95%, 04/20/35 (a)	140,000	145,260
6.75%, 03/15/34 (a)	56,000	61,494
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	59,000	60,256
Johnson & Johnson
3.63%, 03/03/37 (a)	7,000	6,285
See Notes to Schedule of Investments.

Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	$65,000	$64,894
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	37,000	34,479
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	30,000	22,517
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	12,000	10,532
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	81,000	62,171
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	14,000	13,881
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	7,000	5,523
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	167,000	166,155
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	104,000	105,571
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	183,000	187,273
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	105,727
Kenvue, Inc.
4.90%, 03/22/33 (a)	18,000	18,137
5.05%, 03/22/53 (a)	22,000	19,866
5.20%, 03/22/63 (a)	13,000	11,647
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (a)	9,000	8,073
6.38%, 03/01/41 (a)	9,000	9,470
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	81,000	79,733
5.05%, 02/15/46 (a)	8,000	7,136
5.20%, 06/01/33 (a)	16,000	16,276
KLA Corp.
3.30%, 03/01/50 (a)	18,000	12,254
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	34,000	29,687
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	38,000	37,331
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	14,000	13,945
	Principal Amount	Fair Value
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	$142,000	$143,874
6.20%, 08/15/34 (a)	43,000	44,135
Leidos, Inc.
4.38%, 05/15/30 (a)	140,000	137,822
5.40%, 03/15/32 (a)	42,000	42,774
5.50%, 03/15/35 (a)	53,000	53,823
5.75%, 03/15/33 (a)	36,000	37,333
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	5,000	3,391
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	14,000	13,597
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	9,000	8,482
1.70%, 09/15/28 - 10/15/30 (a)	32,000	29,785
3.00%, 10/15/50 (a)	18,000	11,101
3.70%, 04/15/46 (a)	2,000	1,474
4.05%, 05/03/47 (a)	14,000	10,743
5.63%, 04/15/53 (a)	27,000	25,497
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	131,000	129,233
Mars, Inc.
4.80%, 03/01/30 (a)(g)	61,000	61,637
5.20%, 03/01/35 (a)(g)	65,000	65,591
5.70%, 05/01/55 (a)(g)	61,000	59,463
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	18,000	11,071
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	45,000	47,407
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	10,000	8,699
McDonald's Corp.
3.60%, 07/01/30 (a)	25,000	24,283
3.63%, 09/01/49 (a)	6,000	4,319
4.88%, 12/09/45 (a)	8,000	7,123
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	34,000	33,582
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,786
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	38,000	30,396
Merck & Co., Inc.
1.90%, 12/10/28 (a)	49,000	46,374
2.45%, 06/24/50 (a)	27,000	15,624
2.75%, 12/10/51 (a)	17,000	10,340
2.90%, 12/10/61 (a)	6,000	3,428
4.00%, 03/07/49 (a)	4,000	3,129
5.00%, 05/17/53 (a)	4,000	3,604
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	127,000	123,595
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	69,000	65,815
4.20%, 11/15/30 (a)	27,000	26,722
4.45%, 08/15/52 (a)	38,000	29,861
4.60%, 11/15/32 (a)	27,000	26,720
MetLife, Inc.
4.72%, 12/15/44 (a)	13,000	11,314
Micron Technology, Inc.
3.37%, 11/01/41 (a)	26,000	20,175
3.48%, 11/01/51 (a)	35,000	24,656
5.30%, 01/15/31 (a)	73,000	76,378
See Notes to Schedule of Investments.

8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.65%, 11/01/32 (a)	$42,000	$44,211
5.80%, 01/15/35 (a)	276,000	293,865
Microsoft Corp.
2.40%, 08/08/26 (a)	14,000	13,919
2.68%, 06/01/60 (a)	4,000	2,232
2.92%, 03/17/52 (a)	36,000	23,120
3.50%, 02/12/35 (a)	10,000	9,314
Mid-America Apartments LP
2.88%, 09/15/51 (a)	28,000	17,284
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	289,000	287,153
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,121
Morgan Stanley
3.97%, 07/22/38 (a)(b)	13,000	11,344
4.35%, 09/08/26 (a)	40,000	39,994
4.38%, 01/22/47 (a)	13,000	10,667
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	30,000	29,724
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	81,000	49,310
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	89,000	79,993
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	30,000	30,463
MPLX LP
2.65%, 08/15/30 (a)	18,000	16,584
5.20%, 12/01/47 (a)	4,000	3,512
MSCI, Inc.
5.25%, 09/01/35 (a)	36,000	35,268
Mylan, Inc.
5.20%, 04/15/48 (a)	7,000	5,544
Nasdaq, Inc.
5.95%, 08/15/53 (a)	12,000	11,994
6.10%, 06/28/63 (a)	16,000	16,012
NetApp, Inc.
5.50%, 03/17/32 (a)	80,000	81,764
Netflix, Inc.
4.90%, 08/15/34 (a)	34,000	34,261
5.40%, 08/15/54 (a)	20,000	19,350
Nevada Power Co.
6.00%, 03/15/54 (a)	21,000	21,059
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	18,000	17,957
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	33,000	30,352
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	28,000	26,328
NIKE, Inc.
3.38%, 03/27/50 (a)	5,000	3,480
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	138,000	135,680
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	16,000	13,013
	Principal Amount	Fair Value
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	$44,000	$30,368
NOV, Inc.
3.60%, 12/01/29 (a)	25,000	24,164
Novant Health, Inc.
3.32%, 11/01/61 (a)	18,000	11,327
Novartis Capital Corp.
2.20%, 08/14/30 (a)	28,000	25,646
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	72,000	71,147
5.41%, 10/15/35 (a)(g)	81,000	79,331
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	93,000	92,501
5.40%, 06/21/34 (a)	131,000	133,185
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	18,000	17,173
ONEOK, Inc.
4.35%, 03/15/29 (a)	16,000	15,901
6.10%, 11/15/32 (a)	53,000	55,867
6.63%, 09/01/53 (a)	44,000	45,188
Oracle Corp.
2.30%, 03/25/28 (a)	12,000	11,436
2.65%, 07/15/26 (a)	19,000	18,921
2.95%, 04/01/30 (a)	28,000	25,544
3.60%, 04/01/50 (a)	18,000	10,859
3.95%, 03/25/51 (a)	10,000	6,340
4.00%, 07/15/46 - 11/15/47 (a)	22,000	14,638
4.10%, 03/25/61 (a)	24,000	14,811
4.55%, 02/04/29 (a)	145,000	143,137
5.35%, 05/04/33 (a)	30,000	29,189
5.55%, 02/06/53 (a)	16,000	12,763
5.70%, 02/04/36 (a)	95,000	91,335
6.15%, 11/09/29 (a)	21,000	21,654
6.90%, 11/09/52 (a)	16,000	15,119
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	9,000	8,354
3.36%, 02/15/50 (a)	12,000	8,197
Owens Corning
3.88%, 06/01/30 (a)	71,000	68,729
5.70%, 06/15/34 (a)	56,000	57,943
5.95%, 06/15/54 (a)	17,000	16,842
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	23,000	22,287
2.50%, 02/01/31 (a)	40,000	35,878
3.00%, 06/15/28 (a)	108,000	104,421
3.30%, 08/01/40 (a)	40,000	29,926
3.50%, 08/01/50 (a)	17,000	11,213
4.30%, 03/15/45 (a)	27,000	21,074
PacifiCorp
2.70%, 09/15/30 (a)	18,000	16,382
2.90%, 06/15/52 (a)	41,000	23,305
Packaging Corp. of America
3.05%, 10/01/51 (a)	25,000	15,722
Paramount Global
3.70%, 06/01/28 (a)	5,000	4,838
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	14,000	13,570
4.50%, 09/15/29 (a)	24,000	24,131
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	30,000	32,225
Paychex, Inc.
5.10%, 04/15/30 (a)	64,000	64,600
5.60%, 04/15/35 (a)	48,000	48,219
See Notes to Schedule of Investments.

Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	$26,000	$25,796
3.25%, 06/01/50 (a)	13,000	8,379
PepsiCo, Inc.
1.63%, 05/01/30 (a)	15,000	13,520
2.63%, 07/29/29 (a)	22,000	20,936
2.75%, 10/21/51 (a)	43,000	26,397
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	3,000	2,989
5.30%, 05/19/53 (a)	13,000	12,073
5.34%, 05/19/63 (a)	22,000	19,965
Pfizer, Inc.
2.70%, 05/28/50 (a)	39,000	23,905
3.90%, 03/15/39 (a)	9,000	7,828
4.13%, 12/15/46 (a)	8,000	6,441
4.40%, 05/15/44 (a)	3,000	2,603
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	5,000	4,555
3.38%, 08/15/29 (a)	11,000	10,656
4.13%, 03/04/43 (a)	4,000	3,310
5.13%, 02/15/30 (a)	47,000	47,978
5.63%, 11/17/29 (a)	26,000	27,037
Phillips 66 Co.
2.15%, 12/15/30 (a)	90,000	80,675
3.15%, 12/15/29 (a)	45,000	42,899
4.68%, 02/15/45 (a)	10,000	8,416
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	8,000	8,352
6.88%, 05/15/34 (a)	34,000	36,701
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	66,000	59,498
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	24,000	23,965
Precision Castparts Corp.
4.38%, 06/15/45 (a)	11,000	9,377
Progressive Corp.
3.00%, 03/15/32 (a)	31,000	28,304
3.70%, 03/15/52 (a)	9,000	6,535
Prologis LP
3.05%, 03/01/50 (a)	9,000	5,864
5.00%, 03/15/34 (a)	18,000	18,021
5.25%, 03/15/54 (a)	12,000	11,179
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	18,000	13,405
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	14,000	13,847
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	18,000	17,776
Public Storage Operating Co.
5.35%, 08/01/53 (a)	15,000	14,122
QUALCOMM, Inc.
4.50%, 05/20/52 (a)	36,000	29,355
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	3,000	2,811
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	34,000	30,146
Regions Financial Corp.
1.80%, 08/12/28 (a)	77,000	72,299
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	$240,000	$246,274
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	39,000	40,056
Reynolds American, Inc.
5.70%, 08/15/35 (a)	75,000	77,077
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	47,000	28,270
Rio Tinto Finance USA PLC
5.75%, 03/14/55 (a)	32,000	31,864
5.88%, 03/14/65 (a)	29,000	28,854
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	156,000	146,468
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	8,000	4,467
4.20%, 03/01/49 (a)	13,000	10,552
Ross Stores, Inc.
4.70%, 04/15/27 (a)	4,000	4,004
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	44,000	43,244
5.63%, 09/30/31 (a)(g)	165,000	166,765
Royalty Pharma PLC
1.75%, 09/02/27 (a)	15,000	14,457
2.20%, 09/02/30 (a)	3,000	2,700
3.30%, 09/02/40 (a)	3,000	2,274
5.40%, 09/02/34 (a)	22,000	22,182
RTX Corp.
1.90%, 09/01/31 (a)	39,000	33,964
2.82%, 09/01/51 (a)	40,000	24,458
3.13%, 05/04/27 (a)	25,000	24,685
3.50%, 03/15/27 (a)	10,000	9,928
4.15%, 05/15/45 (a)	9,000	7,360
4.45%, 11/16/38 (a)	7,000	6,459
6.10%, 03/15/34 (a)	44,000	47,380
6.40%, 03/15/54 (a)	31,000	33,413
Salesforce, Inc.
1.95%, 07/15/31 (a)	22,000	19,189
2.70%, 07/15/41 (a)	30,000	20,454
SBA Communications Corp.
3.88%, 02/15/27 (a)	300,000	296,988
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	14,000	13,888
5.00%, 06/01/34 (a)(g)	139,000	138,992
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	53,000	51,470
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	54,000	50,666
3.25%, 04/06/50 (a)	17,000	11,560
Simon Property Group LP
3.38%, 06/15/27 (a)	8,000	7,919
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	200,000	205,292
Smith & Nephew PLC
5.40%, 03/20/34 (a)	23,000	23,331
Sonoco Products Co.
5.00%, 09/01/34 (a)	73,000	71,453
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	124,000	123,193
Southern California Edison Co.
4.00%, 04/01/47 (a)	39,000	29,014
See Notes to Schedule of Investments.

10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
4.20%, 03/01/29 (a)	$28,000	$27,688
5.65%, 10/01/28 (a)	174,000	178,260
Southern Co.
3.70%, 04/30/30 (a)	51,000	49,398
Southwest Airlines Co.
2.63%, 02/10/30 (a)	25,000	22,908
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	15,000	14,880
Starbucks Corp.
4.00%, 11/15/28 (a)	3,000	2,976
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	64,000	58,082
Store Capital LLC
4.95%, 02/11/31 (a)(g)	25,000	24,796
Stryker Corp.
1.95%, 06/15/30 (a)	39,000	35,234
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	67,000	70,442
Synopsys, Inc.
4.85%, 04/01/30 (a)	81,000	81,603
5.15%, 04/01/35 (a)	48,000	48,087
5.70%, 04/01/55 (a)	46,000	43,934
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,076
6.60%, 04/01/50 (a)	3,000	3,097
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	181,740
Takeoff Merger Sub, Inc.
4.85%, 03/24/31 (a)(g)	50,000	49,401
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	86,000	85,170
4.00%, 04/14/32 (a)	18,000	17,167
Tampa Electric Co.
2.40%, 03/15/31 (a)	40,000	36,122
3.45%, 03/15/51 (a)	25,000	17,291
4.35%, 05/15/44 (a)	27,000	22,549
Tanger Properties LP
2.75%, 09/01/31 (a)	81,000	72,385
Tapestry, Inc.
3.05%, 03/15/32 (a)	36,000	32,620
4.13%, 07/15/27 (a)	3,000	2,986
5.10%, 03/11/30 (a)	126,000	127,396
5.50%, 03/11/35 (a)	78,000	78,243
Targa Resources Corp.
6.50%, 03/30/34 (a)	93,000	100,553
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	73,000	72,907
Target Corp.
1.95%, 01/15/27 (a)	13,000	12,792
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	24,000	17,527
Time Warner Cable LLC
6.55%, 05/01/37 (a)	6,000	6,049
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	125,000	118,329
3.75%, 04/15/27 (a)	49,000	48,704
4.50%, 04/15/50 (a)	9,000	7,265
4.80%, 07/15/28 (a)	204,000	205,914
5.50%, 01/15/55 (a)	23,000	21,170
	Principal Amount	Fair Value
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	$84,000	$77,296
4.46%, 06/08/32 (a)	39,000	38,407
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	15,000	14,910
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	233,000	236,653
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	157,000	148,900
Tractor Supply Co.
5.25%, 05/15/33 (a)	31,000	31,449
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	22,000	21,902
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	9,000	8,942
5.10%, 03/15/36 (a)(g)	62,000	61,523
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	46,000	27,154
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (a)(b)	109,000	108,821
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	200,000	198,904
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	33,000	33,840
5.70%, 03/15/34 (a)	38,000	39,337
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	85,000	84,153
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	126,000	130,104
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	71,000	69,425
4.80%, 09/15/35 (a)	62,000	60,213
UDR, Inc.
2.10%, 08/01/32 (a)	22,000	18,613
3.00%, 08/15/31 (a)	12,000	10,993
Union Pacific Corp.
3.55%, 05/20/61 (a)	22,000	14,510
3.60%, 09/15/37 (a)	4,000	3,500
3.80%, 04/06/71 (a)	12,000	8,080
4.10%, 09/15/67 (a)	9,000	6,519
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	27,000	24,458
4.20%, 05/15/32 (a)	27,000	26,311
4.45%, 12/15/48 (a)	18,000	14,684
4.75%, 05/15/52 (a)	28,000	23,545
5.05%, 04/15/53 (a)	22,000	19,353
5.20%, 04/15/63 (a)	37,000	32,233
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	84,000	83,776
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	78,000	81,065
6.40%, 06/28/54 (a)	48,000	48,392
See Notes to Schedule of Investments.

Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Ventas Realty LP
3.25%, 10/15/26 (a)	$14,000	$13,922
5.63%, 07/01/34 (a)	34,000	34,847
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	70,000	69,653
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	49,000	42,773
3.40%, 03/22/41 (a)	25,000	19,224
3.55%, 03/22/51 (a)	18,000	12,556
3.70%, 03/22/61 (a)	14,000	9,316
4.40%, 11/01/34 (a)	51,000	48,529
4.86%, 08/21/46 (a)	41,000	35,735
5.40%, 07/02/37 (a)	65,000	64,755
Viatris, Inc.
4.00%, 06/22/50 (a)	18,000	11,785
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	23,000	17,631
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	36,000	37,112
Vontier Corp.
2.40%, 04/01/28 (a)	43,000	41,214
2.95%, 04/01/31 (a)	34,000	30,897
Vornado Realty LP
2.15%, 06/01/26 (a)	498,000	495,644
Walmart, Inc.
1.80%, 09/22/31 (a)	22,000	19,507
2.50%, 09/22/41 (a)	24,000	17,182
2.65%, 09/22/51 (a)	12,000	7,390
Walt Disney Co.
2.65%, 01/13/31 (a)	28,000	25,985
3.38%, 11/15/26 (a)	3,000	2,987
6.65%, 11/15/37 (a)	18,000	20,254
Wells Fargo & Co.
4.15%, 01/24/29 (a)	32,000	31,816
4.75%, 12/07/46 (a)	32,000	26,832
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	77,000	75,157
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	39,000	29,283
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	241,000	240,308
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	63,000	64,206
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	45,000	45,788
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	53,000	57,314
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	22,000	21,448
Williams Cos., Inc.
4.85%, 03/01/48 (a)	9,000	7,697
4.90%, 01/15/45 (a)	22,000	19,275
5.30%, 08/15/52 (a)	16,000	14,412
	Principal Amount	Fair Value
Willis North America, Inc.
3.88%, 09/15/49 (a)	$18,000	$13,015
Workday, Inc.
3.50%, 04/01/27 (a)	31,000	30,724
3.70%, 04/01/29 (a)	62,000	60,425
Zoetis, Inc.
3.90%, 08/20/28 (a)	9,000	8,917
5.60%, 11/16/32 (a)	60,000	62,813
		31,904,060
Non-Agency Collateralized Mortgage Obligations - 12.7%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	516,213	515,080
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	553,815	550,685
Bank
3.18%, 09/15/60 (a)	2,352,542	2,313,460
4.41%, 11/15/61 (a)(b)	1,001,000	998,215
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	433,028
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	789,892
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	323,489
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	180,626	173,676
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	749,863	744,766
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,438,137
3.05%, 11/10/52 (a)	743,000	704,479
4.14%, 03/10/51 (a)(b)	291,000	278,982
4.29%, 11/10/48 (a)(b)	380,000	333,186
JPMBB Commercial Mortgage Securities Trust
4.49%, 11/15/48 (a)(b)	250,000	52,820
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(h)	1,524	4
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	1,160,596	1,152,124
5.02%, 10/25/65 (a)(b)(g)	773,926	770,622
5.06%, 09/25/65 (a)(b)(g)	291,031	290,131
PRKCM Trust
5.10%, 10/25/60 (a)(b)(g)	587,731	585,051
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(g)	304,666	302,860
4.91%, 11/25/70 (a)(b)(g)	1,181,988	1,174,527
4.94%, 10/27/70 (a)(b)(g)	574,631	571,258
		14,496,472
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	200,000	202,329
Total Bonds and Notes (Cost $118,049,494)		112,379,848
Total Investments in Securities (Cost $118,049,494)		112,379,848

See Notes to Schedule of Investments.

12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investment - 12.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (j)(k) (Cost $14,508,319)	14,508,319	$14,508,319
Total Investments (Cost $132,557,813)		126,888,167
Liabilities in Excess of Other Assets, net - (10.9)%		(12,432,214)
NET ASSETS - 100.0%		$114,455,953

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$25,000	1.00%/ Quarterly	06/20/30	$(447,638)	$(404,236)	$(43,402)

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2026	35	$4,131,983	$4,079,687	$(52,296)
5 Yr. U.S. Treasury Notes Futures	June 2026	82	8,994,620	8,870,734	(123,886)
10 Yr. U.S. Treasury Ultra Futures	June 2026	34	3,926,575	3,859,531	(67,044)
10 Yr. U.S. Treasury Notes Futures	June 2026	24	2,715,393	2,665,125	(50,268)
					$(293,494)

The Fund had the following short futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2026	3	$(348,467)	$(341,625)	$6,842
2 Yr. U.S. Treasury Notes Futures	June 2026	64	(13,374,952)	(13,276,500)	98,452
					$105,294
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)
Variable Rate Security - Interest rate shown is rate in
effect at March 31, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description above.

See Notes to Schedule of Investments.

Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
(c)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)
Principal only security. These securities represent the
right to receive the monthly principal payments on an
underlying pool of mortgages. No payments of interest
on the pool are passed through to the "principal only"
holder.

(f)	Step coupon bond.
(g)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At March 31, 2026, these
securities amounted to $13,215,518 or 11.55% of the
net assets of the Elfun Income Fund.

(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by U.S. Treasury
securities, which are held in escrow by a trustee and
are used to pay principal and interest on the
tax-exempt issue to retire the bonds at the earliest
refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$35,631,398	$—	$35,631,398
Agency Mortgage Backed	—	26,949,449	—	26,949,449
Agency Collateralized Mortgage Obligations	—	1,145,171	—	1,145,171
Asset Backed	—	2,050,969	—	2,050,969
Corporate Notes	—	31,904,060	—	31,904,060
Non-Agency Collateralized Mortgage Obligations	—	14,496,472	—	14,496,472
Municipal Bonds and Notes	—	202,329	—	202,329
Short-Term Investment	14,508,319	—	—	14,508,319
Total Investments in Securities	$14,508,319	$112,379,848	$—	$126,888,167
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(43,402)	—	(43,402)
Long Futures Contracts - Unrealized Depreciation	(293,494)	—	—	(293,494)
Short Futures Contracts - Unrealized Appreciation	105,294	—	—	105,294
Total Other Financial Instruments	$(188,200)	$(43,402)	$—	$(231,602)

See Notes to Schedule of Investments.

14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	19,639,795	$19,639,795	$7,393,919	$12,525,395	$—	$—	14,508,319	$14,508,319	$155,102
See Notes to Schedule of Investments.

Elfun Income Fund	15

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of
16

Elfun Income Fund
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended  March 31, 2026,  the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
17

Elfun Income Fund
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2026, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
18